Share Capital and Public Offerings (Details)					1 Months Ended	12 Months Ended
	Dec. 13, 2022 SFr / shares $ / shares shares	Oct. 07, 2022 shares	Apr. 25, 2022 SFr / shares $ / shares shares	Dec. 14, 2021	Oct. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)	Dec. 13, 2022 $ / shares
Share Capital and Public Offerings [line Items]
Common shares						35,671,780	32,428,893
Issuance of common shares			3,015,384
Purchase of common shares						0
Cash Placement | $						$ 140,000
Exercise price per share | $ / shares						$ 1.04
sales agreement description						the Company entered into the Sales Agreement with Virtu, as sales agent. On April 13, 2022, the Company reduced the amount that may be sold pursuant to the Sales Agreement to $230,000. The Company will pay Virtu a commission rate of up to 3.0% of the gross proceeds from each sale of common shares and has agreed to provide Virtu with customary indemnification and contribution rights. The Company will also reimburse Virtu for certain specified expenses in connection with entering into the Sales Agreement. Under the Sales Agreement, common shares will be offered and sold pursuant to the Company’s shelf registration statement on Form F-3 (File No. 333-262489), declared effective by the Securities and Exchange Commission on February 11, 2023. In addition, under the Sales Agreement, sales of common shares may be made by any method permitted by law deemed to be an “at the market offering” as defined in Rule 415(a)(4) under the Securities Act of 1933, as amended. The Company has no obligation to sell any of the common shares under the Sales Agreement and may at any time suspend the offering of its common shares upon notice and subject to other conditions
Commission rate percentage						3.00%
Common share warrants | $						$ 3,304,492
Treasury Stock, Common, Shares						3,242,887
Diluted shares percentage				15.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period						10 years
Options vested and exercisable						8 years 9 months 18 days
Price per unit | $ / shares						$ 0.59
Aggregate intrinsic value for options outstanding and expected to vest | $						$ 54,899
Intrinsic value of exercisable options | $
Stock-based compensation expense | $						164,906	$ 22,730
Unrecognized stock-based compensation expense | $						$ 471,347
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition						1 year 9 months 14 days
Pre Funded Warrant [Member]
Share Capital and Public Offerings [line Items]
Purchase price per share | $ / shares			$ 1.04
Purchase of common shares			1,184,616
Maximum [Member]
Share Capital and Public Offerings [line Items]
Exercise price per share | $ / shares			$ 1.04
Minimum [Member]
Share Capital and Public Offerings [line Items]
Pre-funded warrant discount | SFr / shares			$ 0.02
Private Placement [Member]
Share Capital and Public Offerings [line Items]
Purchase of common shares						3,150,000
BVF Partners L.P. Securities Purchase Agreement [Member]
Share Capital and Public Offerings [line Items]
Issuance of common shares	5,747,126
Purchase price per share | $ / shares									$ 0.87
Purchase of common shares	5,747,127
Fee amount | $						$ 700,000
Aggregate gross proceeds						5.00%
Unit offering maximum | $						$ 20,000,000
Number of common shares						150.00%
Share capital and public offerings description						Pursuant to the purchase agreement, the Company agreed to grant BVF the right to participate in future offerings of the Company’s securities for a period from the first closing (the “First Closing”) until the earlier of (i) the 30-month anniversary of the initial closing date or (ii) until such time that BVF retains beneficial ownership of less than 9.9% of the issued and outstanding Common Shares. on the same terms, conditions and price provided for in the subsequent financing or the right to purchase a comparable security with a beneficial ownership limitation. In addition, the Company agreed to grant BVF the right to nominate one member to the Company’s Board of Directors and shall continue to recommend to its shareholders to elect such member for a period from the First Closing until such time that BVF retains beneficial ownership of less than 9.9% of the issued and outstanding common shares.
BVF Partners L.P. Securities Purchase Agreement [Member] | Pre Funded Warrant [Member]
Share Capital and Public Offerings [line Items]
Common per share | SFr / shares	SFr 0.02
BVF Partners L.P. Securities Purchase Agreement [Member] | Maximum [Member]
Share Capital and Public Offerings [line Items]
Common per share | $ / shares									$ 0.87
BVF Partners L.P. Securities Purchase Agreement [Member] | Minimum [Member]
Share Capital and Public Offerings [line Items]
Pre-funded warrant discount | $ / shares	SFr 0.02
BVF Partners L.P. Securities Purchase Agreement [Member] | Pre Funded Warrant [Member]
Share Capital and Public Offerings [line Items]
Purchase price per unit | $ / shares						$ 1.5
Exercise price per share | $ / shares						$ 2.03
Private Placement [Member]
Share Capital and Public Offerings [line Items]
Share capital and public offerings description						the Company closed on a securities purchase agreement for the issuance in a private placement offering of (i) 5,194,802 common shares at a purchase price of $0.77 per share, and (ii) warrants to purchase up to an aggregate of 2,597,401 common shares at an exercise of $0.70 per share. The Company’s Chairman of the Board of Directors, Ronald Hafner, purchased 324,675 common shares in the offering and the Company’s Chief Medical Officer, George Apostol, purchased 1,298,701 common shares in the offering.
Common Stock [Member]
Share Capital and Public Offerings [line Items]
Common shares						35,671,780
Convertible Debt [Member]
Share Capital and Public Offerings [line Items]
Purchase of common shares		1,258,215
Aggregate principal balance | $					$ 1,530,000
Converted into common shares					2,516,429
Convertible Debt [Member] | Share Capital and Public Offerings [Member]
Share Capital and Public Offerings [line Items]
Purchase of common shares					1,258,215
Exercise price per share | $ / shares					$ 0.7
Mr. Ronald Hafner [Member]
Share Capital and Public Offerings [line Items]
Issuance of common shares			95,984